Offerings - Offering: 1	Nov. 02, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 4,500,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 391.50
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the Ordinary Shares registered hereby also include an indeterminate number of additional Ordinary Shares that may be offered and issued to prevent dilution resulting from share splits, share dividends, recapitalizations or similar transactions. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act, which permits the registration fee to be calculated on the basis of the maximum aggregate offering price of all securities listed. Accordingly, the amount of securities registered and the proposed maximum offering price per security are omitted. Calculated pursuant to Section 6(b) of the Securities Act at the fiscal year 2027 fee rate of US$87.00 per US$1,000,000 of the maximum aggregate offering price (US$4,500,000 * 0.0000870 = US$391.50), effective October 1, 2026.